Share Based Compensation - Schedule of Options Issued (Details) - Options [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Options Issued [Line Items]
Number of options, Outstanding beginning balance	521	521	521	12,240
Weighted average exercise price, Outstanding beginning balance	$ 230.4	$ 230.4	$ 230.4	$ 230.4
Weighted average remaining contractual term, Outstanding beginning balance	1 year 4 months 17 days	2 years 4 months 17 days	3 years 4 months 17 days	4 years 4 months 17 days
Aggregate intrinsic value, Outstanding beginning balance
Number of options, Granted
Weighted average exercise price, Granted
Aggregate intrinsic value, Granted
Number of options, Forfeited			(11,719)
Weighted average exercise price, Forfeited
Aggregate intrinsic value, Forfeited
Number of options, Outstanding ending balance	521	521	521	521
Weighted average exercise price, Outstanding ending balance	$ 230.4	$ 230.4	$ 230.4	$ 230.4
Weighted average remaining contractual term, Outstanding ending balance	1 year 4 months 17 days	2 years 4 months 17 days	3 years 4 months 17 days	4 years 4 months 17 days
Aggregate intrinsic value, Outstanding ending balance